Composition of property and equipment by class (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Balance on		R$ 13,513,105	[1]	R$ 14,071,129	[1],[2]	R$ 14,071,129	R$ 14,659,222
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance on	[1]	27,734,336		27,236,194
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance on	[1]	R$ (14,221,231)		R$ (13,165,065)
Buildings [member]
IfrsStatementLineItems [Line Items]
Annual rate of depreciation		4.00%		4.00%
Balance on	[2]	R$ 5,935,485		R$ 6,169,614		6,169,614	6,482,841
Buildings [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance on		9,341,822		8,767,456
Buildings [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance on		(3,406,337)		(2,597,842)
Land [member]
IfrsStatementLineItems [Line Items]
Balance on		973,725	[2]	1,021,594	[2]	1,021,594	967,928
Land [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance on		R$ 973,725		R$ 1,021,594
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Annual rate of depreciation		10.00%		10.00%
Balance on		R$ 3,162,933		R$ 3,247,027	[2]	3,247,027	3,724,589
Other property, plant and equipment [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance on		6,259,877		6,706,990
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance on		R$ (3,096,944)		R$ (3,459,963)
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Annual rate of depreciation		10.00%		10.00%
Balance on		R$ 102,094		R$ 152,264	[2]	152,264	153,852
Communication and network equipment [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance on		375,116		388,588
Communication and network equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance on		R$ (273,022)		R$ (236,324)
Data Processing Systems [Member]
IfrsStatementLineItems [Line Items]
Annual rate of depreciation		20.00%		20.00%
Balance on	[2]	R$ 3,231,533		R$ 3,357,720		3,357,720	3,189,336
Data Processing Systems [Member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance on		10,562,634		10,137,875
Data Processing Systems [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance on		R$ (7,331,101)		R$ (6,780,155)
Transportation Systems [Member]
IfrsStatementLineItems [Line Items]
Annual rate of depreciation		20.00%		20.00%
Balance on		R$ 107,335		R$ 122,910	[2]	R$ 122,910	R$ 140,676
Transportation Systems [Member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Balance on		221,162		213,691
Transportation Systems [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance on		R$ (113,827)		R$ (90,781)

[1]	It includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.
[2]	Rate of amortization: acquisition of rights to provide financial services – in accordance with contract agreement; software – 20%; Customer portfolio – up to 20%; and others – 20%; and